Investment Strategy	Jan. 28, 2026
Keeley Gabelli Small Cap Dividend Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES AND POLICIES
Strategy Narrative [Text Block]

The Fund intends to pursue its investment objective by investing in equity securities of companies with a small market capitalization and that currently pay, or are reasonably expected to pay, dividends to shareholders. Under normal market conditions, the Fund will invest no less than 80% of its net assets (plus the amount of any borrowings for investment purposes) in “dividend-paying” common stocks and other equity type securities (including preferred stock, convertible debt securities and warrants) of “small cap” companies, which the Adviser currently defines as securities within the range of the Russell 2000® Value Index (the “Index”) at the time of investment. The market cap range of the Index changes daily, and as a result, the capitalization of small cap companies in which the Fund invests will also change. As of December 31, 2025, the market capitalization range of the Index was approximately $5.61 million to $31.3 billion.

“Dividend-paying” common stocks have one or more of the following characteristics: (i) attractive dividend yields that, in the opinion of the Adviser, are relatively stable or expected to grow; (ii) that pay a small dividend, but could grow their dividend over the next few years; and (iii) that pay no dividend, but may initiate a dividend or return cash to shareholders in other ways, such as a share repurchase program.

In making investment decisions for the Fund, the Adviser employs a “value” investment philosophy, which is based upon the belief that, at times, the market value of an asset may deviate from its underlying (“intrinsic”) value, and that the market price and the intrinsic value should converge over the long term. The Fund seeks to invest in securities of small-cap, undervalued companies that meet certain criteria identified by the Adviser from time to time. The Adviser focuses its attention on particular kinds of undervalued stocks and constructs the Fund’s portfolio using a rigorous, “bottom-up” investment process that concentrates on individual companies (rather than on macroeconomic trends). The Adviser looks for stocks with sustainable, expected growth in earnings and dividends, and attempts to buy them when they are temporarily out-of-favor or undervalued by the market. Each stock is judged on its potential for above-average capital appreciation.

The Adviser believes that a track record of dividend increases is an excellent indicator of a company’s financial health and growth prospects, and that over the long term, income can contribute significantly to total return. Dividends also can help reduce the Fund’s volatility during periods of market turbulence and can help offset losses when stock prices are falling. The Adviser reasonably expects that a company will pay a dividend or return cash to shareholders in other ways based upon the company’s operating history, its growth and profitability opportunities, and its history of sales, profits and dividend payments.

The Fund intends to pay the dividends it receives at least annually. It is the Adviser’s intention for the Fund typically to hold securities for more than two years. However, the Adviser may sell securities when a more attractive opportunity emerges, when a company becomes over-weighed in the portfolio, or when operating difficulties or other circumstances make selling desirable.

As long as an investment continues to meet the Fund’s criteria set forth above, the Fund may choose to hold such securities even if the company’s capitalization moves outside the Russell 2000® Value Index range. If less than 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in such companies, the Fund will not invest in companies other than those with a small market capitalization until the 80% threshold is restored.

The Fund may be suitable for the more aggressive section of an investor’s portfolio. The Fund is designed for people who want to grow their capital over the long term and who are comfortable with possible frequent short-term changes in the value of their investment. An investment in the Fund should not be considered a complete investment program.

Keeley Gabelli SMID Cap Value Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES AND POLICIES
Strategy Narrative [Text Block]

The Fund intends to pursue its investment objective by investing in equity securities of companies with small or mid-sized market capitalizations. Under normal market conditions, the Fund will invest no less than 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks and other equity type securities (including preferred stock, convertible debt securities and warrants) of “small cap” or “mid cap” companies, which the Adviser currently defines as securities within the range of the Russell 2500® Value Index (the “Index”) at the time of investment. The market cap range of the Index changes daily, and as a result, the capitalization of small and mid-cap companies in which the Fund invests will also change. As of December 31, 2025, the market capitalization range of the Index was approximately $18 million to $70.6 billion.

In making investment decisions for the Fund, the Adviser employs a “value” investment philosophy, which is based upon the belief that, at times, the market value of an asset may deviate from its underlying (“intrinsic”) value, and that the market price and the intrinsic value should converge over the long term. The Adviser focuses its attention on particular kinds of undervalued stocks and constructs the Fund’s portfolio using a rigorous, “bottom-up” investment process that concentrates on individual companies (rather than on macroeconomic trends), particularly those undergoing major changes (for example, corporate restructuring), including:

●	corporate spin-offs (tax-free distributions of a parent company’s division to shareholders);

●	financial restructuring, including acquisitions, recapitalizations and companies emerging from bankruptcy;

●	savings and loan and insurance conversions from mutual to stock companies; and

●	event driven, special situations that may create enhanced opportunities through industry and/or corporate dislocation (for example, overall industry change or restructuring, the presence of undervalued assets, or corporate or management change).

As part of this process, the Adviser conducts extensive research into, and analyses of, each candidate company’s business fundamentals, seeking undervalued companies that meet certain criteria identified by the Adviser from time to time. Each stock is judged on its potential for above-average capital appreciation. The Adviser does not take into account current dividend or interest income when choosing securities for the Fund. The Adviser continuously monitors each holding in the Fund’s portfolio and adjusts its view on the intrinsic value of such securities, as necessary, to reflect changes in a company’s fundamentals.

It is the Adviser’s intention for the Fund typically to hold securities for more than two years to allow the corporate restructuring process to yield results. The Adviser usually sells a stock when the market price meets or exceeds the Adviser’s estimate of the stock’s intrinsic value. However, the Adviser may sell securities for a number of reasons, including when a more attractive opportunity emerges, when a company’s fundamentals deteriorate and impair the long-term quality of the company’s business, when a company becomes over-weighted in the portfolio, when operating difficulties or other circumstances make selling desirable, or when the Adviser’s investment thesis otherwise no longer holds for the security.

As long as an investment continues to meet the Fund’s criteria set forth above, the Fund may choose to hold such securities even if the company’s capitalization moves outside the Russell 2500® Value Index range. If less than 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in companies with a small or a mid-size market capitalization, the Fund will not invest in companies other than those with a small or a mid-size market capitalization until the 80% threshold is restored.

The Fund may be suitable for the more aggressive section of an investor’s portfolio. The Fund is designed for people who want to grow their capital over the long term and who are comfortable with possible frequent short-term changes in the value of their investment. An investment in the Fund should not be considered a complete investment program.

Keeley Gabelli Mid Cap Dividend Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES AND POLICIES
Strategy Narrative [Text Block]

The Fund intends to pursue its investment objective by investing in equity securities of companies with a mid-size market capitalization and that currently pay, or are reasonably expected to pay, dividends to shareholders. Under normal market conditions, the Fund will invest no less than 80% of its net assets (plus the amount of any borrowings for investment purposes) in “dividend-paying” common stocks and other equity type securities (including preferred stock, convertible debt securities and warrants) of “mid cap” companies, which the Adviser currently defines as securities within the range of the Russell Midcap® Value Index (the “Index”) at the time of investment. The market cap range of the Index changes daily, and as a result, the capitalization of mid-cap companies in which the Fund invests will also change. As of December 31, 2025, the market capitalization range of the Index was approximately $1.07 billion to $101.7 billion.

“Dividend-paying” common stocks have one or more of the following characteristics: (i) attractive dividend yields that, in the opinion of the Adviser, are relatively stable or expected to grow; (ii) that pay a small dividend, but could grow their dividend over the next few years; and (iii) that pay no dividend, but may initiate a dividend or return cash to shareholders in other ways, such as a share repurchase program.

In making investment decisions for the Fund, the Adviser employs a “value” investment philosophy, which is based upon the belief that, at times, the market value of an asset may deviate from its underlying (“intrinsic”) value, and that the market price and the intrinsic value should converge over the long term. The Fund seeks to invest in securities of mid-cap, undervalued companies that meet certain criteria identified by the Adviser from time to time. The Adviser focuses its attention on particular kinds of undervalued stocks and constructs the Fund’s portfolio using a rigorous, “bottom-up” investment process that concentrates on individual companies (rather than on macroeconomic trends). The Adviser looks for stocks with sustainable, expected growth in earnings and dividends, and attempts to buy them when they are temporarily out-of-favor or undervalued by the market. Each stock is judged on its potential for above-average capital appreciation.

The Adviser believes that a track record of dividend increases is an excellent indicator of a company’s financial health and growth prospects, and that over the long term, income can contribute significantly to total return. Dividends also can help reduce the Fund’s volatility during periods of market turbulence and can help offset losses when stock prices are falling. The Adviser reasonably expects that a company will pay a dividend or return cash to shareholders in other ways based upon the company’s operating history, its growth and profitability opportunities, and its history of sales, profits and dividend payments.

The Fund intends to pay the dividends it receives at least annually. It is the Adviser’s intention for the Fund typically to hold securities for more than two years. However, the Adviser may sell securities when a more attractive opportunity emerges, when a company becomes over-weighed in the portfolio, or when operating difficulties or other circumstances make selling desirable.

As long as an investment continues to meet the Fund’s other investment criteria set forth above, the Fund may choose to hold such securities even if the company’s capitalization moves outside the Russell Midcap® Value Index range. If less than 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in companies with a mid-size market capitalization, the Fund will not invest in companies other than those with a mid-size market capitalization until the 80% threshold is restored.

The Fund may be suitable for the more aggressive section of an investor’s portfolio. The Fund is designed for people who want to grow their capital over the long term and who are comfortable with possible frequent short-term changes in the value of their investment. An investment in the Fund should not be considered a complete investment program.